CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 83,098			$ 61,037			$ 227,208	$ 165,276	$ 243,917	$ 182,663	$ 104,304
Cost of revenue (exclusive of depreciation and amortization shown separately below)	13,435			8,998			35,929	23,963	35,750	24,848	18,525
Product development	16,359			13,087			45,658	34,324	47,004	31,598	24,224
Sales, marketing and customer support	19,539			16,728			54,653	41,880	62,157	38,401	23,235
General and administrative	14,465			10,369			58,317	29,327	53,056	26,899	14,631
Depreciation and amortization	7,492			6,087			21,989	18,167	24,595	21,813	18,626
Income from operations	11,808			5,768			10,662	17,615	21,355	39,104	5,063
Interest expense	249			858			936	2,958	4,931	5,202	3,058
Other income, net	365			481			365	359	(885)	(1,458)	25
(Loss) income before income taxes									17,309	35,360	1,980
Income tax expense (benefit)	3,270			(1,376)			8,361	1,975	(3,144)	12,053	(1,197)
Net income	$ 7,924	$ (12,568)	$ 5,644	$ 5,805	$ 4,078	$ 2,440	$ 1,000	$ 12,323	$ 20,453	$ 23,307	$ 3,177
Earnings per share:
Basic	$ 0.05			$ 0.04			$ 0.01	$ 0.09	$ 0.15	$ 0.17	$ 0.02
Diluted	$ 0.05			$ 0.04			$ 0.01	$ 0.08	$ 0.14	$ 0.16	$ 0.02
Weighted-average common stock outstanding:
Basic	158,045			139,841			144,305	139,779	138,072	139,650	139,588
Diluted	167,045			146,554			153,547	146,843	145,443	143,046	139,588
Comprehensive income:
Net income	$ 7,924	(12,568)	5,644	$ 5,805	4,078	2,440	$ 1,000	$ 12,323	$ 20,453	$ 23,307	$ 3,177
Other comprehensive income:
Foreign currency cumulative translation adjustment	303	$ 355	$ (799)	410	$ 231	$ (153)	(141)	488	1,078	(67)	3
Total comprehensive income	$ 8,227			$ 6,215			$ 859	$ 12,811	$ 21,531	$ 23,240	$ 3,180